TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus

The corresponding sub-sections included in the “Shareholder Information” section of the Prospectus are deleted in their entirety and replaced with the following:

Investment Manager

Transamerica Asset Management, Inc. (“TAM”), located at 1801 California Street, Suite 5200, Denver, CO 80202, serves as investment manager for Transamerica Series Trust. TAM provides continuous and regular investment management services to the portfolios. TAM is responsible for all aspects of the day-to-day management of Transamerica 60/40 Allocation VP. For each of the other portfolios, TAM currently acts as a “manager of managers” and hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with each portfolio’s sub-adviser. In acting as a manager of managers, TAM provides investment management services that include, without limitation, selection, proactive oversight and monitoring of sub-advisers, daily monitoring of the sub-advisers’ buying and selling of securities for the portfolios and regular review and evaluation of sub-adviser performance and adherence to investment style and process. TAM’s management services include, among other things, the provision of supervisory, compliance and administrative services to each portfolio. More information on the investment management services rendered by TAM is included in the SAI. TAM is paid investment management fees for its service as investment manager to each portfolio. These fees are calculated on the average daily net assets of each portfolio.

TAM has been a registered investment adviser since 1996. As of December 31, 2019, TAM has approximately $80.5 billion in total assets under management. TAM is also registered as a commodity pool operator under the Commodity Exchange Act with respect to Transamerica ProFund UltraBear VP, Transamerica American Funds Managed Risk VP and Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP. The remaining portfolios are operated by TAM pursuant to an exclusion from registration as a commodity pool operator under the Commodity Exchange Act.

TAM is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) (77%) and AUSA Holding, LLC (“AUSA”) (23%), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Information contained in this prospectus may apply to portfolios of Transamerica Series Trust not offered in your policy or contract.

TAM acts as a manager of managers for the portfolios pursuant to an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) (Release IC- 23379 dated August 5, 1998). TAM has responsibility, subject to oversight by the Board of Trustees, to, among other matters, oversee and monitor sub-advisers, recommend selection of sub-advisers and recommend changes to sub-advisers where it believes appropriate or advisable. The exemptive order permits TAM, subject to certain conditions including the approval of the Board of Trustees, but without the approval of the applicable portfolio’s shareholders, to:

(1)

employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2)	materially change the terms of any sub-advisory agreement; and

(3)	continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

Pursuant to the exemptive order, each portfolio has agreed to provide certain information about new sub-advisers and new sub-advisory agreements to its shareholders.

Management Fees Paid for the Fiscal Year Ended December 31, 2019

For the fiscal year ended December 31, 2019, each portfolio paid the following management fee as a percentage of its average daily net assets:

Name of Fund	Management Fees (after waivers/expense reimbursements and recapture)
Transamerica 60/40 Allocation VP	0.22%
Transamerica Aegon High Yield Bond VP	0.58%
Transamerica Aegon U.S. Government Securities VP	0.57%
Transamerica American Funds Managed Risk VP	0.53%
Transamerica Barrow Hanley Dividend Focused VP	0.69%
Transamerica BlackRock Global Real Estate Securities VP	0.73%
Transamerica BlackRock Government Money Market VP	0.24%
Transamerica BlackRock iShares Edge 40 VP	0.26%

Name of Fund	Management Fees (after waivers/expense reimbursements and recapture)
Transamerica BlackRock iShares Edge 50 VP	0.26%
Transamerica BlackRock iShares Edge 75 VP	0.26%
Transamerica BlackRock iShares Edge 100 VP	0.25%
Transamerica BlackRock Tactical Allocation VP	0.12%
Transamerica Goldman Sachs 70/30 Allocation VP*	N/A
Transamerica International Growth VP	0.77%
Transamerica Janus Balanced VP	0.72%
Transamerica Janus Mid-Cap Growth VP	0.78%
Transamerica JPMorgan Asset Allocation - Conservative VP	0.12%
Transamerica JPMorgan Asset Allocation - Growth VP	0.12%
Transamerica JPMorgan Asset Allocation - Moderate Growth VP	0.12%
Transamerica JPMorgan Asset Allocation - Moderate VP	0.12%
Transamerica JPMorgan Core Bond VP	0.45%
Transamerica JPMorgan Enhanced Index VP	0.67%
Transamerica JPMorgan International Moderate Growth VP	0.12%
Transamerica JPMorgan Mid Cap Value VP	0.84%
Transamerica JPMorgan Tactical Allocation VP	0.70%
Transamerica Legg Mason Dynamic Allocation - Balanced VP	0.57%
Transamerica Legg Mason Dynamic Allocation - Growth VP	0.58%
Transamerica Levin Large Cap Value VP	0.37%
Transamerica Madison Diversified Income VP	0.73%
Transamerica Managed Risk - Balanced ETF VP	0.30%
Transamerica Managed Risk - Conservative ETF VP	0.31%
Transamerica Managed Risk - Growth ETF VP	0.30%
Transamerica Market Participation Strategy VP	0.68%
Transamerica Morgan Stanley Capital Growth VP	0.79%
Transamerica Morgan Stanley Global Allocation VP	0.71%
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP	0.29%
Transamerica MSCI EAFE Index VP	0.00%
Transamerica Multi-Managed Balanced VP	0.62%
Transamerica PIMCO Tactical - Balanced VP	0.80%
Transamerica PIMCO Tactical - Conservative VP	0.79%
Transamerica PIMCO Tactical - Growth VP	0.82%
Transamerica PIMCO Total Return VP	0.62%
Transamerica PineBridge Inflation Opportunities VP	0.58%
Transamerica ProFund UltraBear VP	0.82%
Transamerica QS Investors Active Asset Allocation - Conservative VP	0.56%
Transamerica QS Investors Active Asset Allocation - Moderate Growth VP	0.55%
Transamerica QS Investors Active Asset Allocation - Moderate VP	0.54%
Transamerica S&P 500 Index VP	0.03%
Transamerica Small/Mid Cap Value VP	0.79%
Transamerica T. Rowe Price Small Cap VP	0.78%
Transamerica TS&W International Equity VP	0.77%
Transamerica WMC US Growth VP	0.65%
Transamerica WMC US Growth II VP	0.05%

*

As of December 31, 2019, Transamerica Goldman Sachs 70/30 VP had not commenced operations so no management fee is shown. The management fee is 0.1225% of the first $250 million; 0.1125% over $250 million up to $500 million; and 0.1075% in excess of $500 million in average daily net assets.

Recent Management Fee Changes

Transamerica Aegon High Yield Bond VP: Effective January 6, 2020, the management fee is 0.554% of the first $1.25 billion; 0.544% over $1.25 billion up to $2 billion; and 0.52% in excess of $2 billion in average daily net assets. Prior to January 6, 2020, the management fee was 0.58% of the first $1.25 billion; 0.555% over $1.25 billion up to $2 billion; and 0.53% in excess of $2 billion in average daily net assets.

Transamerica Aegon U.S. Government Securities VP: Effective August 1, 2019, the management fee is 0.55% of the first $500 million; 0.51% over $500 million up to $1.5 billion; and 0.50% in excess of $1.5 billion in average daily net assets. Prior to August 1, 2019, the management fee was 0.58% of average daily net assets.

Transamerica JPMorgan Enhanced Index VP: Effective May 1, 2020, the management fee is 0.60% of the first $1 billion; 0.59% over $1 billion up to $2 billion; 0.56% over $2 billion up to $3 billion; 0.52% over $3 billion up to $4 billion; and 0.46% in excess of $4 billion in average daily net assets. Prior to May 1, 2020, the management fee was 0.73% of the first $750 million; 0.68% over $750 million up to $1 billion; 0.62% over $1 billion up to $5 billion; and 0.60% in excess of $5 billion in average daily net assets.

Transamerica Goldman Sachs 70/30 Allocation VP: Effective August 28, 2020, the management fee is 0.104% of the first $1 billion; 0.0975% over $1 billion up to $3 billion; 0.0925% over $3 billion up to $5 billion; 0.085% over $5 billion up to $7 billion; and 0.080% in excess of $7 billion in average daily net assets. Prior to August 28, 2020, the management fee was 0.1225% of the first $250 million; 0.1125% over $250 million up to $500 million; and 0.1075% in excess of $500 million in average daily net assets.

Transamerica Levin Large Cap Value VP: Effective August 1, 2019, the management fee is 0.65% of the first $750 million; 0.62% over $750 million up to $1 billion; 0.60% over $1 billion up to $2 billion; 0.59% over $2 billion up to $3 billion; and 0.58% in excess of $3 billion in average daily net assets. Prior to August 1, 2019, the management fee was 0.68% of the first $750 million; 0.65% over $750 million up to $1 billion; 0.63% over $1 billion up to $2 billion; 0.60% over $2 billion up to $3 billion; and 0.58% in excess of $3 billion in average daily net assets.

Transamerica Morgan Stanley Capital Growth VP: Effective November 1, 2019, the management fee is 0.755% of the first $750 million; 0.715% over $750 million up to $1.5 billion; 0.645% over $1.5 billion up to $3 billion; 0.63% over $3 billion up to $5 billion; and 0.58% in excess of $5 billion in average daily net assets. Prior to November 1, 2019, the management fee was 0.83% of the first $500 million; and 0.705% in excess of $500 million in average daily net assets.

Transamerica Morgan Stanley Global Allocation VP: Effective May 1, 2020, the management fee is 0.66% of the first $500 million; 0.65% over $500 million up to $750 million; 0.64% over $750 million up to $1 billion; 0.63% over $1 billion up to $3 billion and 0.59% in excess of $3 billion in average daily net assets. Prior to May 1, 2020, the management fee was 0.71% of the first $3 billion; 0.70% over $3 billion up to $5 billion; and 0.69% in excess of $5 billion in average daily net assets.

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP: Effective May 1, 2020, the management fee is 0.20% of the first $2 billion; 0.19% over $2 billion up to $4 billion; 0.18% over $4 billion up to $6 billion; 0.17% over $6 billion up to $8 billion, 0.16% over $8 billion up to $10 billion and 0.15% in excess of $10 billion in average daily net assets. Prior to May 1, 2020, the management fee was 0.28% of the first $2 billion; 0.27% over $2 billion up to $4 billion; 0.25% over $4 billion up to $6 billion; 0.24% over $6 billion up to $8 billion; 0.23% over $8 billion up to $10 billion and 0.22% in excess of $10 billion in average daily net assets.

Transamerica Multi-Managed Balanced VP: Effective May 1, 2020, the management fee is 0.61% of the first $500 million; 0.59% over $500 million up to $1 billion; 0.56% over $1 billion up to $1.5 billion; 0.55% over $1.5 billion up to $2 billion; 0.52% over $2 billion up to $5 billion; and 0.50% in excess of $5 billion in average daily net assets. Prior to May 1, 2020, the management fee was 0.65% of the first $1 billion; 0.59% over $1 billion up to $5 billion; and 0.58% in excess of $5 billion in average daily net assets.

Transamerica PineBridge Inflation Opportunities VP: Effective August 28, 2020, the management fee is 0.49% of the first $250 million; 0.43% over $250 million up to $1 billion; and 0.38% in excess of $1 billion in average daily net assets. Prior to August 28, 2020, the management fee was 0.58% of the first $200 million; 0.57% over $200 million up to $500 million; and 0.54% in excess of $500 million in average daily net assets.

Transamerica WMC US Growth VP: Effective August 2, 2019, the management fee is 0.68% of the first $500 million; 0.67% over $500 million up to $800 million; 0.6575% over $800 million up to $1 billion; 0.613% over $1 billion up to $2 billion; 0.605% over $2 billion up to $3 billion; 0.59% over $3 billion up to $4 billion; 0.575% over $4 billion up to $5 billion; and 0.57% in excess of $5 billion in average daily net assets. Prior to August 2, 2019, the management fee was 0.73% of the first $150 million; 0.70% over $150 million up to $650 million; 0.68% over $650 million up to $1.15 billion; 0.655% over $1.15 billion up to $2 billion; 0.64% over $2 billion up to $3 billion; 0.63% over $3 billion up to $4 billion; and 0.61% in excess of $4 billion in average daily net assets.

Except as noted below, a discussion regarding the Board of Trustees’ approval of each portfolio’s investment management agreement is available in each portfolio’s semi-annual report dated June 30, 2019.

A discussion regarding the Board of Trustees’ approval of the investment management agreement for Transamerica Goldman 70/30 Allocation VP, Transamerica Morgan Stanley Global Allocation VP, and Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP will be available in the portfolio’s semi-annual report for the six-month period ended June 30, 2020.

* * *

Investors Should Retain this Supplement for Future Reference

July 29, 2020